Share-Based Compensation - Stock option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Number of shares
Balance at the beginning (in shares)	6,921,180	8,683,952	8,683,952
Granted (in shares)	1,550,485	1,182,218
Exercised (in shares)	(366,684)	0
Forfeited (in shares)	(833,687)	(665,034)
Expired (in shares)	936	0
Balance at the end (in shares)	7,270,358	9,201,136	6,921,180	8,683,952
Vested options exercisable at the end (in shares)	2,424,960	1,182,353
Weighted average exercise price
Balance at the beginning (in dollars per share)	$ 0.89	$ 0.85	$ 0.85
Granted (in dollars per share)	7.14	1.08
Exercised (in dollars per share)	0.92	0
Forfeited (in dollars per share)	2.17	0.86
Expired (in dollars per share)	1.02	0
Balance at the end (in dollars per share)	2.07	0.88	$ 0.89	$ 0.85
Vested options exercisable at the end (in dollars per share)	$ 0.87	$ 0.85
Weighted average remaining contractual term
Balance at the end (in years)	7 years 9 months	8 years 6 months 25 days
Vested options exercisable at the end (in years)	6 years 11 months 1 day	7 years 11 months 8 days
Aggregate intrinsic value (in thousands)	$ 24,632	$ 0
Vested Options Exercisable	$ 10,168	$ 0
Stock options
Number of shares
Balance at the beginning (in shares)	6,921,180	8,683,952	8,683,952	5,823,369
Granted (in shares)			1,182,218	4,190,067
Exercised (in shares)			(2,175,986)	(58,439)
Forfeited (in shares)			(769,004)	(1,271,045)
Expired (in shares)			0	0
Balance at the end (in shares)			6,921,180	8,683,952
Vested options exercisable at the end (in shares)			1,821,909	742,174
Weighted average exercise price
Balance at the beginning (in dollars per share)	$ 0.88	$ 0.85	$ 0.85	$ 0.85
Granted (in dollars per share)			1.08	0.86
Exercised (in dollars per share)			0.87	0.85
Forfeited (in dollars per share)			0.87	0.85
Expired (in dollars per share)			0	0
Balance at the end (in dollars per share)			0.88	0.85
Vested options exercisable at the end (in dollars per share)			$ 0.87	$ 0.85
Weighted average remaining contractual term
Balance at the end (in years)			8 years 11 months 1 day	8 years 11 months 8 days
Vested options exercisable at the end (in years)			7 years 9 months 10 days	8 years 3 months
Aggregate intrinsic value (in thousands)			$ 61,379	$ 0
Vested Options Exercisable			$ 16,185	$ 0